CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (283,481)	$ (248,400)	$ (492,605)	$ (223,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on equipment disposal				(1,000)
Non-cash stock based compensation expense	41,605	63,000	63,000
Changes in assets and liabilities:
Prepaid expenses and other assets		(7,681)	(312)	59,305
Accounts payable	16,867	3,889	66,987	(4,967)
Accrued compensation	174,400	85,513	226,770	(379)
Net cash used in operating activities	(50,609)	(103,679)	(136,160)	(170,892)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of equipment				1,000
Net cash provided by investing activities				1,000
CASH FLOWS FROM FINANCING ACTIVITIES
Payment on purchase of preferred stock				(57,500)
Proceeds from issuance of common stock	62,500
Net cash used in financing activities	62,500			(57,500)
Net decrease in cash and cash equivalents	11,891	(103,679)	(136,160)	(227,392)
Cash and cash equivalents, beginning of period	680	136,840	136,840	364,232
Cash and cash equivalents, end of period	12,571	33,161	680	136,840
Supplemental Cash Flow Information
Cancellation of preferred stock dividend				330,744
Cash paid for interest and taxes